Changes to accounting policies (Details) - GBP (£)	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Disclosure of initial application of standards or interpretations [line items]
Licensing agreements	£ 25,109,000	£ 2,304,000	£ 0
Research collaboration agreement	310,000	0	£ 0
Current liabilities	18,944,000	10,896,000
Non-current liabilities	25,143,000	30,184,000
Increase (decrease) due to application of IFRS 15
Disclosure of initial application of standards or interpretations [line items]
Licensing agreements	13,059,000
Research collaboration agreement	0
Current liabilities	3,800,000	0
Non-current liabilities	£ 9,200,000	£ 0